SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Operating Segments
   Segment data for the year ended December 31, 2016 is as follows:

	Nutrition	VAYA Pharma	Total	Elimination***	Consolidated
	U.S. dollars in thousands

Net revenues from external customers	$49,658	$11,214	$60,872	$(13,176)	$47,696
Cost of revenues*	27,847	2,382	30,229	(12,660)	17,569
Gross profit*	21,811	8,832	30,643	(516)	30,127
Operating expenses**	11,581	17,591	29,172		29,172
Depreciation and amortization	2,237	490	2,727
Adjusted EBITDA	$12,467	$(8,269)
Share-based compensation expense					2,580
Business development related expenses					554
Provision for bad debt related to payment intermediator					935
Operating loss					$(3,114)
Financial income - net					257
Loss before taxes on income					$(2,857)

*	Including depreciation and amortization but excluding share-based compensation expense.
**	Including depreciation and amortization but excluding share-based compensation expense, business development related expenses and a provision for bad debt related to payment intermediator.
*** Representing the change from proportionate consolidation to the equity method of accounting.

   Segment data for the year ended December 31, 2015 is as follows:

	Nutrition	VAYA Pharma	Total	Elimination**	Consolidated
	U.S. dollars in thousands

Net revenues from external customers	$54,163	$8,471	$62,634	$(12,243)	$50,391
Cost of revenues*	29,686	1,506	31,192	(11,665)	19,527
Gross profit*	24,477	6,965	31,442	(578)	30,864
Operating expenses*	12,704	10,356	23,060	(3)	23,057
Depreciation and amortization	2,127	200	2,327
Adjusted EBITDA	$13,900	$(3,191)
Share-based compensation expense					1,633
Operating Income					$6,174
Financial income - net					471
Income before taxes on income					$6,645

*	Including depreciation and amortization but excluding share-based compensation expense.
**   Representing the change from proportionate consolidation to the equity method of accounting.

   Segment data for the year ended December 31, 2014 is as follows:

	Nutrition	VAYA Pharma	Total	Elimination***	Consolidated
	U.S. dollars in thousands
Net revenues from external customers	$55,815	$5,641	$61,456	$(14,353)	$47,103
Cost of revenues*	30,605	1,435	32,040	(13,775)	18,265
Gross profit*	25,210	4,206	29,416	(578)	28,838
Operating expenses**	13,347	6,957	20,304	(3)	20,301
Depreciation and amortization	2,112	196	2,308
Adjusted EBITDA	$13,975	$(2,555)
Secondary offering expenses					393
Share-based compensation expense					852
Operating Income					$7,292
Financial expenses - net					499
Income before taxes on income					$7,791

*	Including depreciation and amortization but excluding share-based compensation expense.
**	Including depreciation and amortization but excluding share-based compensation expense and Secondary offering expenses.
***  Representing the change from proportionate consolidation to the equity method of accounting.

Schedule of Revenues by Geographic Area
	Year ended December 31
	2016	2015	2014
	U.S. dollars in thousands
America (*)	$25,267	$29,635	$25,810
Europe	10,146	10,071	10,395
Australia	3,285	2,188	2,388
Asia (**)	7,749	7,173	7,019
Israel	1,249	1,324	1,491
Total revenues	$47,696	$50,391	$47,103

(*)    including net revenues to the United States of America of $22,789,ooo, $25,826,000 and $20,614,000 for the years ended December 31, 2016, 2015 and 2014, respectively.
(**)  including net revenues to China of $5,911,000, $5,480,000 and $4,860,000 for the years ended December 31, 2016, 2015 and 2014, respectively.

Schedule of Revenue from Sales by Major Products
	Year ended December 31
	2016	2015	2014
	U.S. dollars in thousands
Krill oil (Nutrition Segment)	$11,058	$17,776	$19,131
Enzyme for the production of InFat (Nutrition Segment), see Note 4	$15,139	$13,950	$13,280
Vayarin (VAYA Pharma Segment)	$9,030	$6,395	$4,203
Line of PS products (Nutrition Segment)	$10,015	$9,999	$8,385

Schedule of Revenues of Principal Customers
	Year ended December 31
	2016	2015	2014
	U.S. dollars in thousands
Customer A	$1,344	$5,528	$4,173